Summary of Significant Accounting Policies (Narrative) (Details) - shares	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Statements Line Items
Number of shares potentially issuable are not included in the computation of loss per share	5,873,183	14,148,898	12,310,910
Employee Stock Options [Member]
Statements Line Items
Number of shares potentially issuable are not included in the computation of loss per share	2,080,000	1,400,000	1,417,000
Warrants [Member]
Statements Line Items
Number of shares potentially issuable are not included in the computation of loss per share	3,793,183	12,748,898	10,848,439
Agents Stock Options [Member]
Statements Line Items
Number of shares potentially issuable are not included in the computation of loss per share	0	0	45,471